Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 14, 2023
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INTERNATIONAL BOND FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000880268
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A